Financial risk management - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Oct. 15, 2021	Aug. 31, 2021	Aug. 26, 2021	Jun. 05, 2019
Disclosure of risk management [line items]
Increase/decrease in the U.S. dollar exchange rate against all currencies	1.00%
Decrease/increase in profit (loss) before taxes due to 1% increase/decrease in the U.S. dollar exchange rate against	$ 61,000	$ 689,000
Turkish Lira Deposits
Disclosure of risk management [line items]
Turkish lira deposits	35,000,000	$ 35,000,000
Cash equivalents	$ 35,000
Senior Notes due 2029
Disclosure of risk management [line items]
Debt fixed interest rate (as a percent)				6.25%	6.25%
Notional amount				$ 500,000,000	$ 500,000,000
Senior Secured Notes due 2024
Disclosure of risk management [line items]
Debt fixed interest rate (as a percent)						9.50%
Senior Secured Credit Facility
Disclosure of risk management [line items]
Notional amount			$ 250,000,000
Additional borrowing capacity			$ 100,000,000